RECEIVABLES - Additional Information (Details) $ in Millions	9 Months Ended
	Sep. 30, 2020 USD ($) contract account	Sep. 30, 2019 USD ($) contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	90 days
Number of accounts receivable undergoing bankruptcy proceedings (in contracts) | contract		346
Amount of accounts receivable undergoing bankruptcy proceedings		$ 15
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts (in contracts) | contract	254	284
Pre-modification value of retail and finance lease receivable contracts	$ 8	$ 11
Post-modification value of retail and finance lease receivable contracts	$ 7	10
Number of accounts receivable undergoing bankruptcy proceedings (in contracts) | account	394
Amount of accounts receivable undergoing bankruptcy proceedings	$ 26
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification value of retail and finance lease receivable contracts	96	88
Post-modification value of retail and finance lease receivable contracts	$ 89	$ 81